Significant Accounting Policies (Concentraction of Credit Risk - Textuals) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Allowance for Doubtful Accounts Receivable	0	0
Sales Revenue | Devon Energy Corporation
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.40%	92.20%	91.90%
Third Party
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%